Report Of The Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ (100)	£ 47
Allowance for ECL | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(18)	(4)
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(100)	31
Allowance for ECL | Retail lending probability of default adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	8	0
Allowance for ECL | Retail lending Inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		0
Allowance for ECL | Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	3	17
Allowance for ECL | Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	3
Allowance for ECL | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	7	0
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2	20
Allowance for ECL | Retail | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(16)
Allowance for ECL | Retail | Retail lending probability of default adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	8	0
Allowance for ECL | Retail | Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	3	17
Allowance for ECL | Retail | Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		3
Allowance for ECL | Retail | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	7
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(102)	27
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(2)	4
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	100	31
Allowance for ECL | Wholesale | Banks, sovereigns, government entities and low-risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(2)	(4)
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ (100)	£ 31